MERRILL LYNCH
INTERNATIONAL
EQUITY FUND


FUND LOGO



Semi-Annual Report

November 30, 2000



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
International
Equity Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH INTERNATIONAL EQUITY FUND


International
Stock Market
Performance

Total Return in US Dollars* of the Fund's
Top Country Positions For the Six-Month Period
Ended November 30, 2000

A Bar Chart Illustrating the following percentages:

Germany           -16.2%
Spain             -14.9%
Japan             -13.6%
France            -13.2%
Canada            - 5.8%
United Kingdom    - 5.3%
Netherlands       - 4.7%
Italy             - 0.8%
Australia         - 0.7%
Switzerland       - 1.1%

Source: Morgan Stanley Capital International World
(Ex-US) Index.

*For the six-month period ended November 30, 2000, total investment return in US dollars for the Morgan Stanley Capital International
World (Ex-US) Index was -10.03%.


Merrill Lynch International Equity Fund, November 30, 2000


DEAR SHAREHOLDER

Investment Environment
The summer months saw markets trade sideways as they consolidated the sharp fall in technology shares seen from March through May. The areas of technology that were perceived to be of better quality, principally in optical components and mobile handsets, saw their stocks rise to new highs. However, the beginning of September saw technology earnings again come into question with earnings warnings spread across the spectrum of the technology sector. The NASDAQ Index fell by 38% between August 31, 2000 and November 30, 2000. This setback was seen in technology shares around the world.

Technology spending has been the driving component of world gross domestic product growth in recent years. Consequently, the growth outlook for the world economy has deteriorated because of a slowdown in technology spending. In turn, sectors that had previously seen very poor performance because of their perceived lack of growth, returned to favor. Sectors such as food and beverage, insurance and drug stocks performed well during the period, particularly in Europe. Furthermore, these trends were also reflected within the national markets. Markets with limited technology exposure, such as Australia and Switzerland, held steady as the more technology-heavy markets, such as Finland and Sweden, fell heavily. Emerging markets in aggregate fell heavily, as they were perceived to be susceptible to any slowdown in world growth with many Asian countries acting as the manufacturers of key electronic components.

The strength of the US dollar, particularly against the European currencies, negatively affected the absolute performance of the Fund during the period. Over and above the declines in market levels, the euro fell 6.2%, and the pound sterling lost 5.1% during the six months ended November 30, 2000.


Portfolio Matters
Merrill Lynch International Equity Fund's total returns for Class A, Class B, Class C and Class D Shares for the six months ended November 30, 2000 were -12.18%, -12.67%, -12.67% and -12.34%, respectively. This compares to the return of the unmanaged benchmark Morgan Stanley Capital International (MSCI) World (Ex-US) Index of -10.03% (in US dollars) during the same six-month period. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Relative to the benchmark Index, we maintained the Fund's overweighted exposure in Japanese equities, which negatively affected the Fund as Japan underperformed by 3.3% during the period. We increased the Fund's exposure to the UK market from an underweighted position to an overweighted one. This move benefited the Fund, as the UK market outperformed by 4.1%. Exposure to emerging markets, which ranged from 1.8% of net assets to 3% during the period, also hurt the Fund's performance as those markets underperformed. Our cash weighting averaged 4% during the period, which was a benefit to the Fund in a period of falling markets.

In terms of style and sector exposures, we moved back to mildly overweighted positions in technology and growth stocks after the weakness in the early summer. This proved to be a negative factor to the Fund's performance during the fall. In addition, the Fund's exposure to value stocks was more weighted toward cyclical value stocks rather than defensive value stocks, as investors reacted as though there would be a very significant slowdown in growth, even though to date this has been very mild.


In Conclusion
We continue to manage the Fund in a manner that seeks to provide a relatively low volatility exposure to international equities, and we have sought to avoid much of the extremes that have been seen in some less diversified funds.

Looking ahead, we expect to see global economic growth continue but at a slower pace than that seen in the first half of 2000. Inflation, despite the large rise in oil prices, is unlikely to be of major concern to policy makers--this may mean that the peak in interest rates is close at hand. However, the markets may be disappointed by the pace of declines in interest rates instigated by central banks. It is likely that investors will be much more discerning in their choice of technology stocks, and attractive valuation should reemerge as a feature in stock selection.

We thank you for your interest in Merrill Lynch International Equity Fund, and we look forward to reviewing our investment strategy with you again in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



(Jeremy Beckwith)
Jeremy Beckwith
Vice President and
Senior Portfolio Manager


We are pleased to announce that Jeremy Beckwith is responsible for the day-to-day management of Merrill Lynch International Equity
Fund. Mr. Beckwith has been employed by Merrill Lynch Investment
Managers, L.P. since 1990.


January 7, 2001



Merrill Lynch International Equity Fund, November 30, 2000


PERFORMANCE DATA


About Fund
Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors, as detailed in the Fund's prospectus. If you were a Class A shareholder on October 21, 1994, your Class A Shares were redesignated to Class D Shares on October 21, 1994. However, in the case of certain eligible investors, the shares were simultaneously exchanged for Class A Shares.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent
Performance
Results
                                                             6-Month         12-Month     Since Inception
As of November 30, 2000                                    Total Return    Total Return     Total Return
ML International Equity Fund Class A Shares*                 -12.18%          -11.95%         +19.65%
ML International Equity Fund Class B Shares*                 -12.67           -12.91          +30.57
ML International Equity Fund Class C Shares*                 -12.67           -12.92          +12.31
ML International Equity Fund Class D Shares*                 -12.34           -12.18          +38.26
Morgan Stanley Capital International World (Ex-US) Index**   -10.03           - 8.61      +48.31/+72.94

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are from 10/21/94 for Class A & Class C Shares and from 7/30/93 for Class B & Class D
Shares.
**An unmanaged capitalization-weighted index comprised of a representative sampling of stocks in 21 countries, excluding the United States. Since inception total returns are for the periods
10/31/94 and from 7/31/93, respectively.

Average Annual
Total Return

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class A Shares*

One Year Ended 9/30/00                    + 3.22%        - 2.20%
Five Years Ended 9/30/00                  + 5.49         + 4.36
Inception (10/21/94) through 9/30/00      + 4.53         + 3.58

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                        % Return        % Return
                                       Without CDSC    With CDSC**
Class B Shares*

One Year Ended 9/30/00                    + 2.15%        - 1.85%
Five Years Ended 9/30/00                  + 4.42         + 4.42
Inception (7/30/93) through 9/30/00       + 5.04         + 5.04

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**
Class C Shares*

One Year Ended 9/30/00                    + 2.18%        + 1.18%
Five Years Ended 9/30/00                  + 4.42         + 4.42
Inception (10/21/94) through 9/30/00      + 3.46         + 3.46

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**
Class D Shares*

One Year Ended 9/30/00                    + 3.02%        - 2.39%
Five Years Ended 9/30/00                  + 5.24         + 4.11
Inception (7/30/93) through 9/30/00       + 5.86         + 5.07

*Maximum sales charge is 5.25%. (Prior to October 21, 1994, Class D Shares (formerly Class A Shares) were offered at a higher than maximum sales charge. Thus, actual returns would have been somewhat lower than noted for the since inception period.)
**Assuming maximum sales charge.



Merrill Lynch International Equity Fund, November 30, 2000

SCHEDULE OF INVESTMENTS                                                                               (in US dollars)
                                   Shares Held/                                                               Percent of
EUROPE         Industries          Face Amount            Investments                  Cost           Value   Net Assets
Denmark        Marine                     110     D/S 1912 'B'                   $  1,066,921     $    950,202       0.5%

                                                  Total Investments in Denmark      1,066,921          950,202       0.5

Finland        Communications          93,000     Nokia Oyj                         4,777,071        3,898,055       1.9
               Equipment

                                                  Total Investments in Finland      4,777,071        3,898,055       1.9

France         Automobiles              5,550     PSA Peugeot Citroen               1,140,878        1,146,462       0.6
               Banks                   11,200     Banque Nationale de Paris (BNP)     875,081          865,764       0.4
                                       18,000     Societe Generale 'A'                989,094          971,478       0.5
                                                                                 ------------     ------------     ------
                                                                                    1,864,175        1,837,242       0.9

               Communications          32,400     Alcatel                           2,214,096        1,607,639       0.8
               Equipment

               Diversified             22,500     France Telecom SA                 2,354,695        1,890,073       0.9
               Telecommunication
               Services

               Electrical Equipment    15,300     Schneider SA                      1,093,789          945,624       0.5

               Energy Equipment &       3,000     Coflexip                            377,280          357,776       0.2
               Services

               Food & Drug             17,800     Carrefour SA                      1,396,338        1,073,022       0.5
               Retailing

               Food Products            4,800     Groupe Danone                       574,429          638,042       0.3

               IT Consulting &          3,000     Cap Gemini SA                       547,772          414,967       0.2
               Services

               Industrial              21,000     Compagnie Generale des
               Components                         Etablissements Michelin 'B'         578,492          603,257       0.3

               Insurance               12,000     Axa                               1,571,996        1,681,806       0.8

               Media                    8,000     Lagardere S.C.A.                    499,262          419,929       0.2

               Metals & Mining         10,500     Pechiney SA 'A'                     473,249          409,940       0.2
                                       66,000     Usinor SA                           924,636          700,352       0.3
                                                                                 ------------     ------------     ------
                                                                                    1,397,885        1,110,292       0.5

               Multi-Utilities          6,000     Suez Lyonnaise des Eaux SA          992,441        1,016,918       0.5
                                       12,000     Vivendi                           1,008,823          741,666       0.4
                                                                                 ------------     ------------     ------
                                                                                    2,001,264        1,758,584       0.9

               Multiline Retail         6,000     Pinault-Printemps-Redoute SA      1,081,705        1,086,384       0.5

               Oil & Gas               15,000     Total Fina SA 'B'                 2,137,317        2,145,347       1.1

               Pharmaceuticals         13,000     Aventis SA                          668,700        1,020,182       0.5
                                        8,250     Sanofi-Synthelabo SA                437,545          502,714       0.3
                                                                                 ------------     ------------     ------
                                                                                    1,106,245        1,522,896       0.8

               Semiconductor           25,200     STMicroelectronics NV             1,332,744        1,062,828       0.5
               Equipment & Products

                                                  Total Investments in France      23,270,362       21,302,170      10.5

Germany        Airlines                60,000     Deutsche Lufthansa AG
                                                  (Registered Shares)               1,307,176        1,269,189       0.6

               Banks                   23,100     HypoVereinsbank                   1,533,293        1,162,274       0.6

               Chemicals               13,500     Bayer AG                            554,450          594,639       0.3

               Diversified             42,000     Deutsche Telekom AG
               Telecommunication                  (Registered Shares)               1,771,441        1,338,498       0.7
               Services

               Equity Basket            5,300     MSCI Euro Insurance
                                                  OPALS 'B' (c)                       957,212        1,027,882       0.5

               Foreign           DM 6,060,000     Bundesrepublic Deutschland,
               Government                         5.25% due 7/04/2010               5,289,347        5,375,987       2.7
               Obligations

               Industrial               8,700     Siemens AG                        1,217,323          995,896       0.5
               Conglomerates

               Insurance                3,600     Allianz AG (Registered Shares)    1,199,315        1,258,221       0.6
                                        5,400     Muenchener
                                                  Rueckversicherungs-Gesellschaft
                                                  AG (Registered Shares)            1,487,080        1,772,164       0.9
                                                                                 ------------     ------------     ------
                                                                                    2,686,395        3,030,385       1.5

               Media                   14,300     ++EM.TV & Merchandising AG          858,298          239,004       0.1

               Multi-Utilities         33,000     RWE AG                            1,343,676        1,410,471       0.7
                                       14,850     Veba AG                             939,632          844,128       0.4
                                                                                 ------------     ------------     ------
                                                                                    2,283,308        2,254,599       1.1

               Software                 4,200     SAP AG (Systeme, Anwendungen,
                                                  Produkte in der
                                                  Datenverarbeitung)                  808,051          442,388       0.2
                                        3,300     SAP AG (Systeme, Anwendungen,
                                                  Produkte in der
                                                  Datenverarbeitung) (Preferred)      610,144          425,439       0.2
                                                                                 ------------     ------------     ------
                                                                                    1,418,195          867,827       0.4

               Textiles & Apparel      18,000     Adidas-Salomon AG                   995,701        1,010,651       0.5

                                                  Total Investments in Germany     20,872,139       19,166,831       9.5



Merrill Lynch International Equity Fund, November 30, 2000

SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
EUROPE                                Shares                                                                  Percent of
(continued)    Industries              Held               Investments                  Cost           Value   Net Assets
Italy          Banks                  111,000     Unicredito Italiano SpA        $    531,083     $    555,597       0.3%

               Diversified             36,000     Telecom Italia SpA                  338,973          416,795       0.2
               Telecommunication
               Services

               Energy Equipment &      80,000     Saipem SpA                          365,645          403,912       0.2
               Services

               Insurance               45,000     Assicurazioni Generali            1,575,271        1,643,286       0.8

               Media                    2,016     Seat Pagine Gialle SpA                5,410            4,975       0.0

               Oil & Gas               90,000     ENI SpA                             426,810          542,147       0.3

               Wireless               165,000     Telecom Italia Mobile (TIM) SpA   1,267,200        1,304,183       0.6
               Telecommunication
               Services

                                                  Total Investments in Italy        4,510,392        4,870,895       2.4

Netherlands    Banks                   72,000     ABN AMRO Holding NV               1,557,207        1,510,492       0.7

               Chemicals               11,400     Akzo Nobel NV                       479,822          541,338       0.3

               Diversified             23,100     ING Groep NV                      1,338,688        1,664,586       0.8
               Financials

               Diversified            123,530     KPN NV                            1,782,698        1,664,609       0.8
               Telecommunication
               Services

               Electronic Equipment    24,000     Koninklijke (Royal) Philips
               & Instruments                      Electronics NV                      946,817          794,105       0.4

               Insurance               42,000     Aegon NV                          1,643,249        1,730,432       0.9

               Machinery                8,300     IHC Caland NV                       419,475          379,682       0.2

               Oil & Gas               50,000     Royal Dutch Petroleum Company     2,899,375        2,998,873       1.5

                                                  Total Investments in the
                                                  Netherlands                      11,067,331       11,284,117       5.6

Spain          Banks                  180,000     Banco Santander Central
                                                  Hispano, SA                       1,881,047        1,596,671       0.8

               Diversified            120,000     ++Telefonica SA                   2,262,065        1,885,503       0.9
               Telecommunication
               Services

               Electric Utilities      56,000     Endesa SA                           956,233          906,225       0.5

                                                  Total Investments in Spain        5,099,345        4,388,399       2.2

Sweden         Banks                   37,000     Skandinaviska Enskilda Banken
                                                  (SEB) 'A'                           427,318          396,600       0.2
                                       48,000     Svenska Handelsbanken AB            651,207          765,779       0.4
                                                                                 ------------     ------------     ------
                                                                                    1,078,525        1,162,379       0.6

               Communications         129,000     Telefonaktiebolaget LM
               Equipment                          Ericsson AB 'B'                   2,377,407        1,472,779       0.7

               Insurance               24,000     Skandia Forsakrings AB              527,647          366,138       0.2

               Machinery               20,000     SKF AB 'B'                          329,187          284,176       0.1

               Tobacco                187,000     Swedish Match AB                    581,991          661,930       0.3

                                                  Total Investments in Sweden       4,894,757        3,947,402       1.9

Switzerland    Banks                    5,100     Credit Suisse Group
                                                  (Registered Shares)               1,008,648          888,783       0.4
                                       16,200     UBS AG (Registered)               2,369,428        2,239,889       1.1
                                                                                 ------------     ------------     ------
                                                                                    3,378,076        3,128,672       1.5

               Chemicals                  725     ++Syngenta AG                        38,044           32,579       0.0
                                          497     ++Syngenta AG                        18,659           21,862       0.0
                                                                                 ------------     ------------     ------
                                                                                       56,703           54,441       0.0

               Food Products              650     Nestle SA (Registered Shares)     1,207,808        1,411,741       0.7

               Insurance                  600     Schweizerische
                                                  Rueckversicherungs-Gesellschaft
                                                  (Registered Shares)               1,189,553        1,335,292       0.7

               Pharmaceuticals            725     Novartis AG (Registered Shares)   1,017,457        1,176,172       0.6
                                          120     Roche Holding AG (Genuss)         1,230,638        1,189,077       0.6
                                                                                 ------------     ------------     ------
                                                                                    2,248,095        2,365,249       1.2

               Textiles & Apparel       5,500     Charles Voegele Holding AG          954,067          983,840       0.5

                                                  Total Investments in
                                                  Switzerland                       9,034,302        9,279,235       4.6

Turkey         Equity Basket            6,100     MSCI Turkey OPALS 'B' (c)(f)      1,418,616          665,449       0.3

                                                  Total Investments in Turkey       1,418,616          665,449       0.3

United         Aerospace &             87,000     British Aerospace PLC               463,514          446,459       0.2
Kingdom        Defense                168,000     Rolls-Royce PLC                     474,240          485,840       0.3
                                                                                 ------------     ------------     ------
                                                                                      937,754          932,299       0.5

               Banks                   70,000     Abbey National PLC                  744,879        1,096,514       0.5
                                       75,000     Bank of Scotland                    677,553          702,244       0.3
                                       36,000     Barclays PLC                        899,933        1,008,934       0.5
                                      120,000     HSBC Holdings PLC                 1,495,154        1,580,340       0.8
                                      168,000     Lloyds TSB Group PLC              1,523,287        1,602,795       0.8
                                       39,000     Standard Chartered PLC              582,287          505,594       0.3
                                                                                 ------------     ------------     ------
                                                                                    5,923,093        6,496,421       3.2

               Beverages               99,000     Allied Domecq PLC                   585,081          605,928       0.3

               Biotechnology           24,000     ++Celltech Group PLC                455,358          392,959       0.2

               Chemicals               39,000     BOC Group PLC                       534,628          546,506       0.3

               Commercial Services    186,000     Shanks & McEwan Group PLC           518,345          542,904       0.3
               & Supplies



Merrill Lynch International Equity Fund, November 30, 2000

SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
EUROPE                             Shares Held/                                                               Percent of
(concluded)    Industries          Face Amount            Investments                  Cost           Value   Net Assets
United         Communications         105,000     Marconi PLC                    $  1,622,436     $    997,282       0.5%
Kingdom
(concluded)    Equipment

               Construction Materials  24,000     RMC Group PLC                       285,784          192,907       0.1

               Containers &           144,000     Rexam PLC                           518,627          461,344       0.2
               Packaging

               Diversified            177,000     British Telecommunications PLC    2,155,470        1,528,074       0.7

               Telecommunication       10,800     ++COLT Telecom Group PLC            297,154          185,252       0.1
                                                                                 ------------     ------------     ------
               Services                                                             2,452,624        1,713,326       0.8

               Electric Utilities      70,000     ++British Energy PLC
                                                  (Deferred Shares)                         0                1       0.0
                                      126,000     ++International Power PLC           444,302          459,047       0.2
                                       60,000     National Grid Group PLC             531,723          527,347       0.3
                                                                                 ------------     ------------     ------
                                                                                      976,025          986,395       0.5

               Food & Drug            120,000     J Sainsbury PLC                     646,998          705,540       0.3
               Retailing

               Gas Utilities          120,000     BG Group PLC                        457,859          486,946       0.2

               Hotels, Restaurants &   54,000     Bass PLC                            587,934          569,535       0.3
               Leisure                 93,001     ++Granada Compass PLC             1,038,836          887,271       0.4
                                                                                 ------------     ------------     ------
                                                                                    1,626,770        1,456,806       0.7

               Household Durables      52,500     The Berkeley Group PLC              459,053          521,340       0.3

               Insurance               69,000     CGU PLC                             959,379        1,041,723       0.5
                                      240,000     Legal & General Group PLC           599,981          610,702       0.3
                                       69,000     Prudential Corporation PLC          982,085        1,056,396       0.5
                                       75,000     Royal & Sun Alliance Insurance
                                                  Group PLC                           508,846          573,065       0.3
                                                                                 ------------     ------------     ------
                                                                                    3,050,291        3,281,886       1.6

               Internet & Catalog     120,000     The Great Universal Stores PLC      860,626          898,191       0.4
               Retail

               Machinery               84,000     BBA Group PLC                       423,680          459,643       0.2
                                      225,000     Invensys PLC                        466,289          547,016       0.3
                                                                                 ------------     ------------     ------
                                                                                      889,969        1,006,659       0.5

               Media                   55,500     EMI Group PLC                       427,209          436,656       0.2
                                       48,000     Reuters Group PLC                   884,206          706,305       0.4
                                                                                 ------------     ------------     ------
                                                                                    1,311,415        1,142,961       0.6

               Medical                 19,200     ++Shire Pharmaceuticals
                                                  Group PLC                           396,850          302,391       0.1

               Metals & Mining          9,000     Anglo American PLC                  493,235          466,320       0.2
                                      435,000     Corus Group PLC                     405,785          353,036       0.2
                                                                                 ------------     ------------     ------
                                                                                      899,020          819,356       0.4

               Multiline Retail       390,000     Marks & Spencer PLC               1,094,140        1,080,849       0.5

               Oil & Gas              540,000     BP Amoco PLC                      4,654,914        4,198,789       2.0
                                       90,000     Enterprise Oil PLC                  720,205          752,746       0.4
                                                                                 ------------     ------------     ------
                                                                                    5,375,119        4,951,535       2.4

               Pharmaceuticals         26,000     AstraZeneca Group PLC             1,044,057        1,326,874       0.7
                                       66,000     Glaxo Wellcome PLC                1,865,514        1,924,562       0.9
                                      120,000     SmithKline Beecham PLC            1,476,302        1,564,180       0.8
                                                                                 ------------     ------------     ------
                                                                                    4,385,873        4,815,616       2.4

               Real Estate            240,000     The British Land Company PLC      1,497,070        1,565,030       0.8
                                       50,000     ++Canary Wharf Finance PLC          313,110          381,689       0.2
                                                                                    1,810,180        1,946,719       1.0
               Specialty Retail       240,000     Dixons Group PLC                    788,391          840,353       0.4

               Tobacco                 81,000     British American Tobacco PLC        566,001          575,276       0.3

               Wireless             1,875,000     Vodafone AirTouch PLC             7,594,342        6,412,425       3.2
               Telecommunication
               Services
                                                  Total Investments in the
                                                  United Kingdom                   47,022,652       45,113,120      22.2

                                                  Total Investments in Europe     133,033,888      124,865,875      61.6

LATIN
AMERICA

Brazil         Aerospace & Defense     14,680     Embraer-Empresa Brasileira de
                                                  Aeronautica SA (Preferred)          114,795          103,365       0.1

               Banks                3,900,000     Banco Itau SA (Preferred)           377,941          297,407       0.1

               Equity Basket           18,000     MSCI Brazil OPALS (c)               998,820          750,600       0.4

               Metals & Mining   BRL   44,000     Companhia Vale do Rio Doce,
                                                  0% due 12/31/2049 (d)                     0                0       0.0
                                       20,800     Usinas Siderurgicas de Minas
                                                  Gerais SA 'A' (Preferred)           126,540           84,596       0.0
                                                                                 ------------     ------------     ------
                                                                                      126,540           84,596       0.0

               Paper & Forest       3,000,000     Votorantim Celulose e Papel
               Products                           SA (Preferred)                      124,015           78,516       0.0

               Tobacco                 25,000     Souza Cruz SA                       121,159          100,534       0.1

                                                  Total Investments in Brazil       1,863,270        1,415,018       0.7

Mexico         Insurance            1,923,000     United Mexican States
                                                  (Value Recovery Rights)(g)                0               19       0.0

                                                  Total Investments in Mexico               0               19       0.0

                                                  Total Investments in
                                                  Latin America                     1,863,270        1,415,037       0.7


Merrill Lynch International Equity Fund, November 30, 2000

SCHEDULE OF INVESTMENTS                                                                               (in US dollars)
NORTH                                 Shares                                                                  Percent of
AMERICA        Industries              Held               Investments                  Cost           Value   Net Assets
Canada         Aerospace & Defense     22,750     Bombardier Inc. 'B'            $    224,011     $    330,096       0.1%
                                       11,280     ++CAE, Inc.                         109,242          157,431       0.1
                                                                                 ------------     ------------     ------
                                                                                      333,253          487,527       0.2

               Banks                    6,100     Bank of Montreal                    281,395          285,373       0.1
                                       11,290     Royal Bank of Canada                262,973          335,343       0.2
                                        3,540     The Toronto-Dominion Bank            90,323           91,327       0.0
                                                                                 ------------     ------------     ------
                                                                                      634,691          712,043       0.3

               Communications          45,000     Nortel Networks Corporation       1,857,370        1,686,512       0.8
               Equipment

               Diversified             16,140     ++C.I. Fund Management Inc.         174,319          147,023       0.1
               Financials

               Electric Utilities       9,350     TransAlta Corporation               119,891          125,628       0.1

               Electronic Equipment     4,140     ++Celestica Inc.                    253,392          217,654       0.1
               & Instruments

               Food & Drug              8,190     Sobeys Inc.                         129,465          144,946       0.1
               Retailing

               Health Insurance        11,390     Sun Life Financial Services
                                                  of Canada                           207,210          242,711       0.1

               Media                   10,020     The Thomson Corporation             376,324          368,358       0.2

               Metals & Mining         10,500     Barrick Gold Corporation            156,696          156,305       0.1

               Oil & Gas                8,560     ++Anderson Exploration Ltd.         130,009          156,786       0.1
                                        6,760     ++Canadian Hunter
                                                  Exploration Ltd.                    172,372          157,685       0.1
                                                                                 ------------     ------------     ------
                                                                                      302,381          314,471       0.2

               Road & Rail              9,210     Canadian Pacific Limited            238,106          246,894       0.1

                                                  Total Investments in
                                                  North America                     4,783,098        4,850,072       2.4

PACIFIC
BASIN/ASIA

Australia      Banks                   37,500     National Australia Bank Limited     558,447          588,055       0.3
                                       48,000     Suncorp-Metway Limited              246,713          266,341       0.1
                                       24,000     Westpac Banking Corporation
                                                  Limited                             165,071          176,669       0.1
                                                                                 ------------     ------------     ------
                                                                                      970,231        1,031,065       0.5

               Diversified Financials  21,000     Lend Lease Corporation Limited      225,823          232,993       0.1
                                       33,600     Westfield Holdings Limited          202,201          235,835       0.2
                                                                                 ------------     ------------     ------
                                                                                      428,024          468,828       0.3

               Diversified            189,440     Telstra Corporation Limited         840,012          619,559       0.3
               Telecommunication
               Services

               Food & Drug            108,080     Coles Myer Limited                  419,835          424,850       0.2
               Retailing

               Insurance               55,500     AMP Limited                         538,458          547,686       0.3
                                       48,000     QBE Insurance Group Limited         232,814          232,193       0.1
                                                                                 ------------     ------------     ------
                                                                                      771,272          779,879       0.4

               Media                   25,600     The News Corporation Limited        279,461          227,442       0.1
                                       80,000     The News Corporation Limited
                                                  (Preferred)                         807,814          616,490       0.3
                                       54,000     Publishing & Broadcasting Limited   356,918          362,013       0.2
                                                                                 ------------     ------------     ------
                                                                                    1,444,193        1,205,945       0.6

               Metals & Mining         40,000     Broken Hill Proprietary
                                                  Company Limited                     507,001          409,493       0.2
                                       10,000     ++OneSteel Limited                    5,121            4,785       0.0
                                       13,500     Rio Tinto Limited                   182,993          186,586       0.1
                                       70,160     WMC Limited                         346,294          267,085       0.1
                                                                                 ------------     ------------     ------
                                                                                    1,041,409          867,949       0.4

               Oil & Gas              120,000     Santos Limited                      356,211          389,302       0.2

                                                  Total Investments in Australia    6,271,187        5,787,377       2.9

China          Wireless                25,500     ++China Mobile (Hong Kong)
               Telecommunication                  Limited (ADR)(a)                    912,276          675,750       0.3
               Services

                                                  Total Investments in China          912,276          675,750       0.3

Hong Kong      Diversified             90,000     Hutchison Whampoa Limited         1,287,263        1,075,989       0.5
               Financials
                                                  Total Investments in Hong Kong    1,287,263        1,075,989       0.5

Japan          Auto Components         63,000     Futaba Industrial Co., Ltd.         780,673          825,213       0.4
                                      163,000     Sanden Corporation                  895,355          793,112       0.4
                                                                                 ------------     ------------     ------
                                                                                    1,676,028        1,618,325       0.8

               Automobiles            213,000     Fuji Heavy Industries, Ltd.       1,344,921        1,505,565       0.8
                                       24,000     Honda Motor Co., Ltd.               855,884          840,623       0.4
                                                                                 ------------     ------------     ------
                                                                                    2,200,805        2,346,188       1.2




Merrill Lynch International Equity Fund, November 30, 2000

SCHEDULE OF INVESTMENTS (continued)                                                                   (in US dollars)
PACIFIC BASIN/                        Shares                                                                  Percent of
ASIA(continued)Industries              Held                 Investments              Cost            Value    Net Assets
Japan          Banks                   80,000     The 77 Bank, Ltd.              $    906,779     $    525,028       0.3%
(concluded)                           104,000     The Gunma Bank Ltd.                 674,862          538,894       0.3
                                      100,000     The Sumitomo Bank, Ltd.           1,276,032          997,517       0.5
                                      311,000     The Tokai Bank Ltd.               1,752,013        1,414,976       0.7
                                      159,000     The Toyo Trust & Banking
                                                  Co., Ltd.                           625,531          516,723       0.2
                                                                                 ------------     ------------     ------
                                                                                    5,235,217        3,993,138       2.0

               Beverages              117,000     Asahi Breweries Limited           1,134,613        1,244,198       0.6

               Building Products       77,000     Tostem Corporation                1,208,140        1,103,823       0.5

               Business & Public        5,000     ++Trend Micro Incorporated          568,824          541,187       0.3
               Services

               Chemicals              180,000     Asahi Chemical Industry
                                                  Co., Ltd.                         1,045,942        1,126,066       0.6
                                      141,000     Kaneka Corporation                1,141,430        1,177,387       0.6
                                       29,000     Shin-Etsu Chemical Co., Ltd.        980,466        1,298,488       0.6
                                                                                 ------------     ------------     ------
                                                                                    3,167,838        3,601,941       1.8

               Closed End              62,000     Atlantis Japan Growth Fund          703,400          582,564       0.3
               Investment Fund

               Commercial Services     17,000     Secom Co., Ltd.                   1,483,459        1,190,882       0.6
               & Supplies

               Communications          10,600     Matsushita Communication
               Equipment                          Industrial Co., Ltd.              1,697,675        1,477,445       0.7

               Computers &            228,000     Toshiba Corporation               1,899,230        1,615,708       0.8
               Peripherals

               Diversified             61,000     Kokusai Securities Co., Ltd.        934,203          506,613       0.2
               Financials              12,800     Takefuji Corporation              1,222,526          760,316       0.4
                                                                                 ------------     ------------     ------
                                                                                    2,156,729        1,266,929       0.6

               Diversified                219     Nippon Telegraph & Telephone
               Telecommunication                  Corporation (NTT)                 3,242,961        1,888,016       0.9
               Services

               Electrical Equipment    32,000     Honda Tsushin Kogyo Co., Ltd.     1,155,477          909,953       0.4
                                      181,000     Mitsubishi Electric Corporation   1,401,869        1,174,805       0.6
                                                                                 ------------     ------------     ------
                                                                                    2,557,346        2,084,758       1.0

               Electronic Equipment    13,500     TDK Corporation                   1,532,231        1,466,080       0.7
               & Instruments          160,000     Toko, Inc.                          800,582          842,067       0.4
                                                                                 ------------     ------------     ------
                                                                                    2,332,813        2,308,147       1.1

               Financial Services      19,650     Aiful Corporation                 1,746,131        1,600,027       0.8

               Food Products           48,400     Katokichi Co., Ltd.               1,122,301        1,249,596       0.6

               Household Durables     105,000     Sharp Corporation                 1,752,561        1,251,185       0.6
                                       32,300     Sony Corporation                  1,843,528        2,437,626       1.2
                                                                                 ------------     ------------     ------
                                                                                    3,596,089        3,688,811       1.8

               Household Products      41,000     Kao Corporation                   1,176,383        1,258,407       0.6

               Machinery               13,400     Fanuc Ltd.                        1,335,758        1,080,226       0.5
                                      129,000     Minebea Company Ltd.              1,630,518        1,320,569       0.7
                                      102,000     Nippon Thompson Co., Ltd.           947,432          991,686       0.5
                                                                                 ------------     ------------     ------
                                                                                    3,913,708        3,392,481       1.7

               Media                   43,500     Aoi Advertising Promotion Inc.      783,787          451,198       0.2
                                       34,800     Asatsu-Dk Inc.                    1,271,997          882,762       0.4
                                           56     Fuji Television Network,
                                                  Incorporated                        889,983          494,913       0.3
                                       24,000     Nippon Broadcasting System,
                                                  Incorporated                        666,503        1,046,446       0.5
                                                                                 ------------     ------------     ------
                                                                                    3,612,270        2,875,319       1.4

               Medical Equipment       40,000     Fukuda Denshi Co., Ltd.             787,696          787,181       0.4

               Multiline Retail        13,000     Ito-Yokado Co., Ltd.                771,288          651,320       0.3
                                       53,000     Uny Co., Ltd.                       608,449          701,404       0.4
                                                                                 ------------     ------------     ------
                                                                                    1,379,737        1,352,724       0.7

               Office Electronics      81,000     Ricoh Co., Ltd.                   1,368,523        1,439,756       0.7

               Pharmaceuticals         37,000     Fujisawa Pharmaceutical
                                                  Co., Ltd.                         1,080,400        1,159,016       0.6
                                       87,000     Kissei Pharmaceutical
                                                  Co., Ltd.                         1,662,411        1,837,779       0.9
                                       26,000     Takeda Chemical Industries,
                                                  Ltd.                              1,408,202        1,610,111       0.8
                                                                                 ------------     ------------     ------
                                                                                    4,151,013        4,606,906       2.3

               Semiconductor            7,300     Rohm Company Ltd.                 1,536,083        1,759,513       0.9
               Equipment & Products

               Software                   100     Miroku Jyoho Service Co., Ltd.        1,441              650       0.0
                                       35,300     Square Co., Ltd.                  1,812,311          991,045       0.5
                                                                                 ------------     ------------     ------
                                                                                    1,813,752          991,695       0.5

               Textiles & Apparel      42,000     HIMIKO Co., Ltd.                    472,531          489,100       0.2

               Trading Companies &    170,000     Mitsubishi Corporation            1,344,717        1,301,377       0.6
               Distributors

               Wireless                   116     ++NTT Mobile Communications
               Telecommunication                  Network, Inc.                     1,374,569        2,963,485       1.5
               Services

                                                  Total Investments in Japan       60,660,581       56,619,627      27.9



Merrill Lynch International Equity Fund, November 30, 2000

SCHEDULE OF INVESTMENTS                                                                               (in US dollars)
PACIFIC BASIN/                        Shares                                                                   Percent of
ASIA(concluded)Industries              Held                 Investments              Cost             Value    Net Assets
Singapore      Banks                   63,000     DBS Group Holdings Limited     $    664,129     $    714,766       0.3%

               Computers &             27,000     Creative Technology Limited         420,272          337,115       0.2
               Peripherals

               Diversified            227,000     Keppel Corporation Ltd.             441,863          434,846       0.2
               Financials

               Equity Basket           26,600     MSCI Singapore OPALS 'B' (c)      1,263,136        1,139,012       0.6

                                                  Total Investments in Singapore    2,789,400        2,625,739       1.3

South Korea    Household Durables      12,900     Samsung Electronics (GDR)(b)(f)     922,370          811,410       0.4

                                                  Total Investments in South Korea    922,370          811,410       0.4

                                                  Total Investments in the
                                                  Pacific Basin/Asia               72,843,077       67,595,892      33.3

Southeast
Asia

India          Chemicals                  100     ++Reliance Industries Ltd.              518              700       0.0
                                          208     Reliance Industries Ltd.
                                                  (Compulsory Demat Shares)             1,077            1,455       0.0
                                                                                 ------------     ------------     ------
                                                                                        1,595            2,155       0.0

               Household Products         200     ++Reckitt & Colman                    1,712            1,121       0.0

               Tobacco                    200     ITC Ltd.                              2,905            3,475       0.0

                                                  Total Investments in Southeast Asia   6,212            6,751       0.0

Short-Term                               Face
Securities                             Amount     Issue

               Commercial     US$   7,867,000     General Motors Acceptance Corp.,
               Paper*                             6.56% due 12/01/2000              7,867,000        7,867,000       3.9

                                                  Total Investments in
                                                  Commercial Paper                  7,867,000        7,867,000       3.9

               US Government                      US Treasury Bills (e):
               Obligations*           500,000        5.92% due 12/07/2000             499,506          499,495       0.2
                                      250,000        6.08% due 1/11/2001              248,269          248,280       0.1
                                    1,000,000        6.16% due 1/25/2001              990,589          990,800       0.5
                                                  Total Investments in
                                                  US Government Obligations         1,738,364        1,738,575       0.8

                                                  Total Investments in
                                                  Short-Term Securities             9,605,364        9,605,575       4.7

OPTIONS                 Nominal Value Covered                                      Premiums
PURCHASED                by Options Purchased                                        Paid

               Currency Put        12,000,000     Japanese Yen, expiring
               Options Purchased                  February 2001 at YEN  110            92,400          201,600       0.1

                                                  Total Options Purchased              92,400          201,600       0.1

               Total Investments                                                 $222,227,309      208,540,802     102.8
                                                                                 ============
               Variation Margin on Financial Futures Contracts**                                      (14,225)      (0.0)

               Unrealized Appreciation on Forward Foreign Exchange Contracts***                         55,632       0.0

               Liabilities in Excess of Other Assets                                               (5,625,354)      (2.8)
                                                                                                  ------------     ------
               Net Assets                                                                         $202,956,855     100.0%
                                                                                                  ============     ======


(a)American Depositary Receipts (ADR).
(b)Global Depositary Receipts (GDR).
(c)Optimized Portfolio As Listed Securities (OPALS) are investments that are exchange quoted and provide an equivalent investment exposure to that of the specific Morgan Stanley Capital
International (MSCI) country index.
(d)Received through a bonus issue from Companhia Vale do Rio Doce.
As of November 30, 2000, the bonds have not commenced trading and the coupon rate has not been determined.
(e)All or a portion of security held as collateral in connection with open financial futures contracts.
(f)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(g)The rights may be exercised until 12/31/2019.
++Non-income producing security.
*Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
**Financial futures contracts sold as of November 30, 2000 were as follows:

Number of                             Expiration
Contracts    Issue       Exchange        Date             Value

    57       CAC 40        MATIF    December 2000     $ 2,944,858
    54  Nikkei 225 Index   SIMEX    December 2000       3,829,342
                                                     ------------
Total Financial Futures Contracts Sold
(Total Contract Price--$6,856,034)                   $  6,774,200
                                                     ============

Financial futures contracts purchased as of November 30, 2000 were as follows:

Number of                             Expiration
Contracts    Issue       Exchange        Date             Value

  5      MIB 30 Index      MIB      December 2000    $ 1,018,441
 21    Hang Seng Index    SIMEX     December 2000      1,899,472
 21   Taiwan MSCI Index   SIMEX     December 2000        505,260
                                                     -----------
Total Financial Futures Contracts Purchased
(Total Contract Price--$3,574,483)                   $ 3,423,173
                                                     ===========

***Forward foreign exchange contracts as of November 30, 2000 were as follows:

Foreign                       Expiration              Unrealized
Currency Purchased               Date               Appreciation

EURO  6,930,928              December 2000           $    42,556
                                                     -----------
Total (US$ Commitment--$5,992,792)                   $    42,556
                                                     ===========

Foreign
Currency Sold
YEN  496,446,750             December 2000           $    13,076

Total (US$ Commitment--$4,500,000)                   $    13,076
                                                     -----------
Total Unrealized Appreciation on
Forward Foreign Exchange Contracts--Net              $    55,632
                                                     ===========

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, November 30, 2000

STATEMENT OF ASSETS ANDLIABILITIES
                    As of November 30, 2000
Assets:             Investments, at value (identified cost--$222,134,909)                                 $  208,339,202
                    Options purchased, at value (cost--$92,400)                                                  201,600
                    Unrealized appreciation on forward foreign exchange contracts                                 55,632
                    Cash                                                                                             806
                    Receivables:
                      Securities sold                                                 $    5,904,707
                      Dividends                                                              687,964
                      Interest                                                               161,493
                      Beneficial interest sold                                               121,973
                      Options written                                                         72,000           6,948,137
                                                                                      --------------
                    Prepaid registration fees and other assets                                                    81,005
                                                                                                          --------------
                    Total assets                                                                             215,626,382
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                                10,844,547
                      Beneficial interest redeemed                                           797,659
                      Forward foreign exchange contracts                                     160,000
                      Distributor                                                            127,662
                      Investment adviser                                                     117,312
                      Variation margin                                                        14,225          12,061,405
                                                                                      --------------
                    Accrued expenses and other liabilities                                                       608,122
                                                                                                          --------------
                    Total liabilities                                                                         12,669,527
                                                                                                          --------------

Net Assets:         Net assets                                                                            $  202,956,855
                                                                                                          ==============

Net Assets          Class A Shares of beneficial interest, $.10 par value,
Consist of:         unlimited number of shares authorized                                                  $     310,787
                    Class B Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized                                                      1,187,358
                    Class C Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized                                                        276,949
                    Class D Shares of beneficial interest, $.10 par value,
                    unlimited number of shares authorized                                                        337,165
                    Paid-in capital in excess of par                                                         240,227,987
                    Undistributed investment income--net                                                         349,107
                    Undistributed realized capital gains on investments and
                    foreign currency transactions--net                                                           829,397
                    Accumulated distributions in excess of realized capital
                    gains on investments and foreign currency
                    transactions--net                                                                       (26,803,620)
                    Unrealized depreciation on investments and foreign
                    currency transactions--net                                                              (13,758,275)
                                                                                                          --------------
                    Net assets                                                                            $  202,956,855
                                                                                                          ==============

Net Asset           Class A--Based on net assets of $30,230,623 and 3,107,873
Value:              shares of beneficial interest outstanding                                              $        9.73
                                                                                                          ==============
                    Class B--Based on net assets of $113,766,699 and 11,873,575
                    shares of beneficial interest outstanding                                              $        9.58
                                                                                                          ==============
                    Class C--Based on net assets of $26,149,527 and 2,769,487
                    shares of beneficial interest outstanding                                              $        9.44
                                                                                                          ==============
                    Class D--Based on net assets of $32,810,006 and 3,371,647
                    shares of beneficial interest outstanding                                              $        9.73
                                                                                                          ==============

                    See Notes to Financial Statements.

STATEMENT OF OPERATIONS
                    For the Six Months Ended November 30, 2000
Investment Income:  Dividends (net of $189,603 foreign withholding tax)                                   $    1,553,346
                    Interest and discount earned                                                                  91,816
                                                                                                          --------------
                    Total income                                                                               1,645,162
                                                                                                          --------------

Expenses:           Investment advisory fees                                           $     908,423
                    Account maintenance and distribution fees--Class B                       690,220
                    Transfer agent fees--Class B                                             208,058
                    Account maintenance and distribution fees--Class C                       157,936
                    Custodian fees                                                           119,975
                    Accounting services                                                       90,956
                    Printing and shareholder reports                                          64,223
                    Professional fees                                                         61,033
                    Transfer agent fees--Class D                                              52,703
                    Account maintenance fees--Class D                                         48,855
                    Transfer agent fees--Class C                                              45,774
                    Transfer agent fees--Class A                                              45,058
                    Trustees' fees and expenses                                               28,670
                    Interest rate swap expense                                                16,488
                    Registration fees                                                         16,250
                    Pricing fees                                                               2,524
                    Other                                                                      2,886
                                                                                      --------------
                    Total expenses                                                                             2,560,032
                                                                                                          --------------
                    Investment loss--net                                                                       (914,870)
                                                                                                          --------------

Realized &          Realized gain (loss)from:
Unrealized Gain       Investments--net                                                       967,450
(Loss) on             Foreign currency transactions--net                                   (138,053)             829,397
Investments &                                                                         --------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions--Net:    Investments--net                                                  (29,672,971)
                      Foreign currency transactions--net                                     143,038        (29,529,933)
                                                                                      --------------     ---------------
                    Net Decrease in Net Assets Resulting from Operations                                 $  (29,615,406)
                                                                                                         ===============

                    See Notes to Financial Statements.


Merrill Lynch International Equity Fund, November 30, 2000


STATEMENTS OF CHANGES IN NET ASSETS
                                                                                       For the Six           For the
                                                                                      Months Ended        Year Ended
                                                                                      November 30,           May 31,
                    Increase (Decrease) in Net Assets:                                        2000              2000
Operations:         Investment income (loss)--net                                       $  (914,870)       $     150,569
                    Realized gain on investments and foreign
                    currency transactions--net                                               829,397          32,843,336
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                  (29,529,933)           6,443,851
                                                                                      --------------      --------------
                    Net increase (decrease) in net assets
                    resulting from operations                                           (29,615,406)          39,437,756
                                                                                      --------------      --------------

Beneficial          Net increase (decrease) in net assets derived from
Interest            beneficial interest transactions                                    (28,190,755)          15,566,720
Transactions:                                                                         --------------      --------------

Net Assets:         Total  increase (decrease) in net assets                            (57,806,161)          55,004,476
                    Beginning of period                                                  260,763,016         205,758,540
                                                                                      --------------      --------------
                    End of period*                                                    $  202,956,855      $  260,763,016
                                                                                      ==============      ==============

                    *Undistributed investment income--net                             $      349,107      $    1,263,977
                                                                                      ==============      ==============

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                                        Class A++
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.           Ended
                                                                Nov. 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                           2000         2000       1999        1998        1997
Per Share           Net asset value, beginning of period        $   11.08   $    9.16   $    9.57 $    12.58   $   11.94
Operating                                                       ---------   ---------   ---------  ---------   ---------
Performance:        Investment income (loss)--net                  --++++         .09         .13        .12         .12
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                              (1.35)        1.83       (.18)     (1.08)        1.09
                                                                ---------   ---------   ---------  ---------   ---------
                    Total from investment operations               (1.35)        1.92       (.05)      (.96)        1.21
                                                                ---------   ---------   ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           --          --          --         --       (.24)
                      In excess of investment income--net              --          --          --         --       (.01)
                      Realized gain on investments--net                --          --          --     (1.08)       (.32)
                      In excess of realized gain on
                      investments--net                                 --          --       (.36)      (.97)          --
                                                                ---------   ---------   ---------  ---------   ---------
                    Total dividends and distributions                  --          --       (.36)     (2.05)       (.57)
                                                                ---------   ---------   ---------  ---------   ---------
                    Net asset value, end of period              $    9.73   $   11.08   $    9.16  $    9.57   $   12.58
                                                                =========   =========   =========  =========   =========

Total Investment    Based on net asset value per share        (12.18%)+++      20.96%      (.35%)    (6.02%)      10.76%
Return:**                                                       =========   =========   =========  =========   =========

Ratios to Average   Expenses, excluding reorganization
Net Assets:         expenses                                       1.35%*       1.32%       1.33%      1.16%       1.11%
                                                                =========   =========   =========  =========   =========
                    Expenses                                       1.35%*       1.41%       1.33%      1.16%       1.11%
                                                                =========   =========   =========  =========   =========
                    Investment income (loss)--net                 (.01%)*        .83%       1.54%      1.08%       1.04%
                                                                =========   =========   =========  =========   =========

Supplemental        Net assets, end of period
Data:               (in thousands)                              $  30,231   $  34,693   $  19,540  $  33,960   $  44,624
                                                                =========   =========   =========  =========   =========
                    Portfolio turnover                             78.50%     149.78%     132.43%    107.50%      60.56%
                                                                =========   =========   =========  =========   =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
                                                                                        Class B++
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.           Ended
                                                                Nov. 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                           2000         2000       1999        1998        1997
Per Share           Net asset value, beginning of period        $   10.97   $    9.17   $    9.62  $   12.42   $   11.76
Operating                                                       ---------   ---------   ---------  ---------   ---------
Performance:        Investment income (loss)--net                   (.06)       (.03)         .04     --++++         .01
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                              (1.33)        1.83       (.19)     (1.04)        1.08
                                                                ---------   ---------   ---------  ---------   ---------
                    Total from investment operations               (1.39)        1.80       (.15)     (1.04)        1.09
                                                                ---------   ---------   ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           --          --          --         --       (.10)
                      In excess of investment income--net              --          --          --         --       (.01)
                      Realized gain on investments--net                --          --          --      (.93)       (.32)
                      In excess of realized gain on
                      investments--net                                 --          --       (.30)      (.83)          --
                                                                ---------   ---------   ---------  ---------   ---------
                    Total dividends and distributions                  --          --       (.30)     (1.76)       (.43)
                                                                ---------   ---------   ---------  ---------   ---------
                    Net asset value, end of period              $    9.58   $   10.97   $    9.17  $    9.62   $   12.42
                                                                =========   =========   =========  =========   =========

Total Investment    Based on net asset value per share        (12.67%)+++      19.63%     (1.36%)    (7.01%)       9.70%
Return:**                                                       =========   =========   =========  =========   =========

Ratios to Average   Expenses, excluding reorganization
Net Assets:         expenses                                       2.38%*       2.35%       2.39%      2.20%       2.14%
                                                                =========   =========   =========  =========   =========
                    Expenses                                       2.38%*       2.44%       2.39%      2.20%       2.14%
                                                                =========   =========   =========  =========   =========
                    Investment income (loss)--net                (1.02%)*      (.26%)        .41%     (.01%)        .08%
                                                                =========   =========   =========  =========   =========

Supplemental        Net assets, end of period
Data:               (in thousands)                              $ 113,767   $ 150,140   $ 144,681  $ 311,520   $ 583,213
                                                                =========   =========   =========  =========   =========
                    Portfolio turnover                             78.50%     149.78%     132.43%    107.50%      60.56%
                                                                =========   =========   =========  =========   =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.

Merrill Lynch International Equity Fund, November 30, 2000

FINANCIAL HIGHLIGHTS (continued)
                                                                                        Class C++
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.           Ended
                                                                Nov. 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                           2000         2000       1999        1998        1997
Per Share           Net asset value, beginning of period        $   10.81   $    9.03   $    9.49  $   12.26   $   11.65
Operating                                                       ---------   ---------   ---------  ---------   ---------
Performance:        Investment income (loss)--net                   (.05)       (.02)         .03     --++++      --++++
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                              (1.32)        1.80       (.19)     (1.02)        1.08
                                                                ---------   ---------   ---------  ---------   ---------
                    Total from investment operations               (1.37)        1.78       (.16)     (1.02)        1.08
                                                                ---------   ---------   ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           --          --          --         --       (.14)
                      In excess of investment income--net              --          --          --         --       (.01)
                      Realized gain on investments--net                --          --          --      (.92)       (.32)
                      In excess of realized gain on
                      investments--net                                 --          --       (.30)      (.83)          --
                                                                ---------   ---------   ---------  ---------   ---------
                    Total dividends and distributions                  --          --       (.30)     (1.75)       (.47)
                                                                ---------   ---------   ---------  ---------   ---------
                    Net asset value, end of period              $    9.44   $   10.81   $    9.03  $    9.49   $   12.26
                                                                =========   =========   =========  =========   =========

Total Investment    Based on net asset value per share        (12.67%)+++      19.71%     (1.50%)    (6.96%)       9.71%
Return:**                                                       =========   =========   =========  =========   =========

Ratios to Average   Expenses, excluding reorganization
Net Assets:         expenses                                       2.37%*       2.41%       2.40%      2.21%       2.15%
                                                                =========   =========   =========  =========   =========
                    Expenses                                       2.37%*       2.51%       2.40%      2.21%       2.15%
                                                                =========   =========   =========  =========   =========
                    Investment income (loss)--net                (1.01%)*        .54%        .40%     (.01%)        .04%
                                                                =========   =========   =========  =========   =========

Supplemental        Net assets, end of period
Data:               (in thousands)                              $  26,149   $  33,999   $   6,328  $  14,717   $  24,774
                                                                =========   =========   =========  =========   =========
                    Portfolio turnover                             78.50%     149.78%     132.43%    107.50%      60.56%
                                                                =========   =========   =========  =========   =========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
++++Amount is less than $.01 per share.
+++Aggregate total investment return.

See Notes to Financial Statements.


Merrill Lynch International Equity Fund, November 30, 2000

FINANCIAL HIGHLIGHTS (concluded)
                                                                                        Class D++
                                                                For the
                                                                  Six
The following per share data and ratios have been derived        Months
from information provided in the financial statements.           Ended
                                                                Nov. 30,            For the Year Ended May 31,
Increase (Decrease) in Net Asset Value:                           2000         2000       1999        1998        1997
Per Share           Net asset value, beginning of period        $   11.10   $    9.20   $    9.63  $   12.59   $   11.94
Operating                                                       ---------   ---------   ---------  ---------   ---------
Performance:        Investment income (loss)--net                   (.01)         .06         .11        .09         .10
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions                                   (1.36)        1.84       (.20)     (1.07)        1.09
                                                                ---------   ---------   ---------  ---------   ---------
                    Total from investment operations               (1.37)        1.90       (.09)      (.98)        1.19
                                                                ---------   ---------   ---------  ---------   ---------
                    Less dividends and distributions:
                      Investment income--net                           --          --          --         --       (.21)
                      In excess of investment income--net              --          --          --         --       (.01)
                      Realized gain on investments--net                --          --          --     (1.04)       (.32)
                      In excess of realized gain on
                      investments--net                                 --          --       (.34)      (.94)          --
                                                                ---------   ---------   ---------  ---------   ---------
                    Total dividends and distributions                  --          --       (.34)     (1.98)       (.54)
                                                                ---------   ---------   ---------  ---------   ---------
                    Net asset value, end of period              $    9.73   $   11.10   $    9.20  $    9.63   $   12.59
                                                                =========   =========   =========  =========   =========

Total Investment    Based on net asset value per share        (12.34%)+++      20.65%      (.70%)    (6.18%)      10.50%
Return:**                                                       =========   =========   =========  =========   =========

Ratios to Average   Expenses, excluding reorganization
Net Assets:         expenses                                       1.60%*       1.57%       1.59%      1.42%       1.36%
                                                                =========   =========   =========  =========   =========
                    Expenses                                       1.60%*       1.66%       1.59%      1.42%       1.36%
                                                                =========   =========   =========  =========   =========
                    Investment income (loss)--net                 (.25%)*        .55%       1.23%       .77%        .86%
                                                                =========   =========   =========  =========   =========

Supplemental        Net assets, end of period
Data:               (in thousands)                              $  32,810   $  41,931   $  35,210  $  67,689   $ 119,024
                                                                =========   =========   =========  =========   =========
                    Portfolio turnover                             78.50%     149.78%     132.43%    107.50%      60.56%
                                                                =========   =========   =========  =========   =========


*Annualized.
**Total investment returns exclude the effects of sales charges.
++Based on average shares outstanding.
+++Aggregate total investment return.

See Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch International Equity Fund (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Interest rate swaps--The Fund is authorized to enter into equity swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on a fixed or variable interest rate of the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

* Options--The Fund is authorized to write and purchase put and call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired, or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis. The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective June 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund. The impact of this accounting change has not been determined but will result in an adjustment to cost of securities and a corresponding adjustment in net unrealized appreciation/depreciation, based on securities held as of May 31, 2001.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.


2. Investment Advisory Agreement and Transactions with
Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee of .75%, on an annual basis, of the average daily value of the Fund's net assets. MLIM has entered into a Sub-Advisory Agreement with Merrill Lynch Asset Management U.K., Ltd. ("MLAM U.K."), an affiliate of MLIM, pursuant to which MLIM pays MLAM U.K. a fee in an amount to be determined from time to time by MLIM and MLAM U.K. but in no event in excess of the amount that MLIM actually receives. For the six months ended November 30, 2000, MLIM paid MLAM U.K. a fee of $120,217 pursuant to such Agreement.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                            Account       Distribution
                        Maintenance Fee        Fee

Class B                        .25%           .75%
Class C                        .25%           .75%
Class D                        .25%            --

Pursuant to a subagreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended November 30, 2000, FAMD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:

                              FAMD       MLPF&S

Class A                       $ 42     $   583
Class D                       $734     $11,378

For the six months ended November 30, 2000, MLPF&S received contingent deferred sales charges of $32,014 and $691 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $8,082 and $679 relating to transactions subject to front-end sales charge waivers in Class A and D shares, respectively.

For the six months ended November 30, 2000, the Fund paid Merrill
Lynch Security Pricing Service, an affiliate of MLPF&S, $32 for security price quotations to compute the net asset value of the Fund.

In addition, MLPF&S received $31,090 in commissions on the execution of portfolio security transactions for the Fund for the six months ended November 30, 2000

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services were provided to the Fund by MLIM.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, FAMD, PSI, FDS, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2000 were $181,831,419 and $196,552,323, respectively.

Net realized gains (losses) for the six months ended November 30, 2000 and net unrealized gains (losses) as of November 30, 2000 were as follows:
                                   Realized        Unrealized
                                Gains (Losses)   Gains (Losses)
Investments:
  Long-term                      $  1,976,936       $ (13,795,918)
  Short-term                             (17)                  211
Financial futures contracts       (1,001,143)             (69,476)
  Options written                       (898)                   --
  Options purchased                   (7,428)                   --
                                -------------        -------------
Total investments                     967,450         (13,865,183)
                                -------------        -------------
Currency transactions:
  Options purchased                    67,800              109,200
Forward foreign exchange contracts  (163,395)               55,632
Foreign currency transactions        (42,458)             (57,924)
                                -------------        -------------
Total currency transactions         (138,053)              106,908
                                -------------        -------------
Total                            $    829,397       $ (13,758,275)
                                 ============        =============

Transactions in call options written for the six months ended
November 30, 2000 were as follows:

                                     Nominal Value
                                      Covered by
                                       Written        Premiums
                                       Options        Received

Outstanding call options written at
beginning of period                        --                   --
Options written                   $       620        $      50,740
Options closed                          (620)             (50,740)
                                -------------        -------------
Outstanding call options
written at end of period          $       --         $          --
                                =============        =============

As of November 30, 2000, net unrealized depreciation for Federal income tax purposes aggregated $13,795,707, of which $9,891,215 related to appreciated securities and $23,686,922 related to depreciated securities. At November 30, 2000, the aggregate cost of investments for Federal income tax purposes was $222,134,909.


4. Beneficial Interest Transactions:
Net increase (decrease) in net assets derived from beneficial interest transactions was $(28,190,755) and $15,566,720 for the six months ended November 30, 2000 and the year ended May 31, 2000, respectively.

Merrill Lynch International Equity Fund, November 30, 2000


NOTES TO FINANCIAL STATEMENTS (continued)


Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Six Months                        Dollar
Ended November 30, 2000               Shares             Amount

Shares sold                           765,209        $   8,242,221
Shares redeemed                     (787,285)          (8,596,761)
                                -------------        -------------
Net decrease                         (22,076)       $    (354,540)
                                =============        =============

Class A Shares for the Year                              Dollar
Ended May 31, 2000                    Shares             Amount

Shares sold                         3,275,372        $  35,732,966
Shares redeemed                   (2,278,426)         (25,698,688)
                                -------------        -------------
Net increase                          996,946        $  10,034,278
                                =============        =============

Class B Shares for the Six Months                        Dollar
Ended November 30, 2000               Shares             Amount

Shares sold                           591,919        $   6,430,281
Shares redeemed                   (2,144,793)         (23,115,770)
Automatic conversion of shares      (254,138)          (2,799,427)
                                -------------        -------------
Net decrease                      (1,807,012)       $ (19,484,916)
                                =============        =============

Class B Shares for the Year                              Dollar
Ended May 31, 2000                    Shares             Amount

Shares sold                         4,047,049        $  43,756,102
Shares redeemed                   (5,533,663)         (59,526,019)
Automatic conversion of shares      (616,590)          (6,649,194)
                                -------------        -------------
Net decrease                      (2,103,204)       $ (22,419,111)
                                =============        =============

Class C Shares for the Six Months                        Dollar
Ended November 30, 2000               Shares             Amount

Shares sold                           189,039        $   2,027,835
Shares redeemed                     (563,464)          (5,967,844)
                                -------------        -------------
Net decrease                        (374,425)       $  (3,940,009)
                                =============        =============


Class C Shares for the Year                              Dollar
Ended May 31, 2000                    Shares             Amount

Shares sold                           698,193        $   7,505,601
Shares issued resulting from
reorganization                      2,673,292           31,042,590
                                -------------        -------------
Total issued                        3,371,485           38,548,191
Shares redeemed                     (928,060)         (10,260,712)
                                -------------        -------------
Net increase                        2,443,425        $  28,287,479
                                =============        =============


Class D Shares for the Six Months                        Dollar
Ended November 30, 2000               Shares             Amount

Shares sold                           147,498        $   1,607,561
Automatic conversion of shares        250,820            2,799,427
                                -------------        -------------
Total issued                          398,318            4,406,988
Shares redeemed                     (803,397)          (8,818,278)
                                -------------        -------------
Net decrease                        (405,079)       $  (4,411,290)
                                =============        =============


Class D Shares for the Year                              Dollar
Ended May 31, 2000                    Shares             Amount

Shares sold                           771,607        $   8,527,858
Automatic conversion of shares        611,671            6,649,194
                                -------------        -------------
Total issued                        1,383,278           15,177,052
Shares redeemed                   (1,433,889)         (15,512,978)
                                -------------        -------------
Net decrease                         (50,611)       $    (335,926)
                                =============        =============

5. Short-Term Borrowings:
On December 3, 1999, the Fund, along with certain other funds managed by MLIM and its affiliates, entered into a $1,000,000,000 credit agreement with Bank of America, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus
 .50% or a base rate as determined by Bank of America, N.A. The Fund did not borrow under the facility during the six months ended November 30, 2000. On December 1, 2000, this credit agreement was renewed and amended with Bank One, N.A., replacing Bank of America, N.A. as administrative agent.


6. Commitments:
At November 30, 2000, the Fund had entered into foreign exchange contracts in addition to the contracts listed on the Schedule of Investments, under which it had agreed to purchase and sell various foreign currencies with approximate values of $5,530,000 and $68,000, respectively.

7. Capital Loss Carryforward:
At May 31, 2000, the Fund had a net capital loss carryforward of approximately $25,175,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains, except for future taxable gains on securities acquired from Merrill Lynch Consults International Portfolio.


8. Reorganization Plan:
On March 6, 2000, the Fund acquired all of the net assets of Merrill Lynch Consults International Portfolio pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 3,233,191 shares of common stock of Merrill Lynch Consults International Portfolio for 2,673,292 shares of common stock of the Fund. Merrill Lynch Consults International Portfolio's net assets on that date of $31,042,590, including $5,507,423 of unrealized appreciation and $30,522 of accumulated net realized capital losses, were combined with those of the Fund. The aggregate net assets of the Fund immediately after the acquisition amounted to $296,810,426.


9. Subsequent Event:
On December 14, 2000, the Fund's Board of Directors declared a long-term capital gains distribution to shareholders in the amount of $.088145 per share for each Class, payable on December 19, 2000 to shareholders of record as of December 13, 2000.


Merrill Lynch International Equity Fund, November 30, 2000

PORTFOLIO INFORMATION


Worldwide
Investments as of
November 30, 2000


                                    Percent of
Ten Largest Equity Holdings         Net Assets

Vodafone AirTouch PLC                   3.2%
BP Amoco PLC                            2.0
Nokia Oyj                               1.9
Royal Dutch Petroleum Company           1.5
NTT Mobile Communications
  Network, Inc.                         1.5
Sony Corporation                        1.2
UBS AG (Registered)                     1.1
Total Fina SA 'B'                       1.1
Glaxo Wellcome PLC                      0.9
France Telecom SA                       0.9


                                    Percent of
Ten Largest Countries               Net Assets

Japan                                  27.9%
United Kingdom                         22.2
France                                 10.5
Germany                                 9.5
Netherlands                             5.6
Switzerland                             4.6
Australia                               2.9
Italy                                   2.4
Canada                                  2.4
Spain                                   2.2

                                    Percent of
Geographical Asset Mix*             Net Assets

Europe (Ex United Kingdom)            39.4%
Japan                                  27.9
United Kingdom                         22.2
North America                           7.1
Pacific Basin (Ex Japan)                5.4
Latin America                           0.7

*Percent of net assets may not equal 100% and excludes the impact of futures and options.


Ten Largest Industries            Percent of
(Equity Investments)              Net Assets

Banks                                  11.8%
Insurance                               6.9
Pharmaceuticals                         6.4
Oil & Gas                               5.7
Wireless Telecommunication
  Services                              5.6
Diversified Telecommunication
  Services                              5.5
Communications Equipment                5.4
Media                                   3.1
Chemicals                               2.7
Machinery                               2.5


Financial Futures Contracts
                                                           Percent of
Country                Issue              Exchange         Net Assets

Euro                   CAC40               MATIF             (1.5%)
Euro                MIB 30 Index            MIB               0.5
Hong Kong         Hang Seng Index          SIMEX              0.9
Japan             Nikkei 225 Index         SIMEX             (1.9)
Japan            Taiwan MSCI Index         SIMEX              0.2
                                                            ------
                                                             (0.8%)
                                                            ======

OFFICERS AND TRUSTEES


Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Robert C. Doll, Senior Vice President
Jeremy Beckwith, Vice President and
  Senior Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Robert Harris, Secretary


Arthur Zeikel, Trustee of Merrill Lynch International Equity Fund, has recently retired. The Fund's Board of Trustees wishes Mr. Zeikel well in his retirement.

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863